UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

                                                 Value
LSV VALUE EQUITY FUND         Shares             (000)
------------------------------------------------------
COMMON STOCK (99.7%)
AEROSPACE & DEFENSE (0.9%)
 Northrop Grumman              315,200      $   25,014
                                            ----------

AIRCRAFT (1.8%)
 Alaska Air Group              135,900           3,438
 ExpressJet Holdings           918,600           2,517
 Honeywell International       319,400          18,867
 Lockheed Martin               200,000          21,584
                                            ----------
                                                46,406
                                            ----------
APPAREL/TEXTILES (0.3%)
 Jones Apparel Group           534,900           8,986
                                            ----------

AUTOMOTIVE (0.8%)
 Autoliv                       149,100           7,448
 Goodyear Tire & Rubber        543,400          13,677
                                            ----------
                                                21,125
                                            ----------
AUTOPARTS (0.5%)
 ArvinMeritor                  878,500          11,930
                                            ----------

BANKS (12.9%)
 Bank of America             1,630,600          72,317
 BB&T                          342,000          12,408
 Comerica                      600,100          26,176
 Huntington Bancshares         458,900           6,172
 JPMorgan Chase              1,968,000          93,578
 Keycorp                       812,800          21,255
 National City               1,235,400          21,978
 Popular                       326,577           4,415
 Regions Financial             634,414          16,013
 UnionBanCal                    98,900           4,852
 US Bancorp                    610,900          20,740
 Wachovia                      741,300          28,859
 Washington Mutual             621,900          12,388
                                            ----------
                                               341,151
                                            ----------
BIOTECHNOLOGY (0.6%)
 Amgen                         317,600          14,797
                                            ----------

BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
 CBS, Cl B                     562,800          14,177
                                            ----------

BUILDING & CONSTRUCTION (0.6%)
 KB Home                       293,300           8,066
 Masco                         399,000           9,149
                                            ----------
                                                17,215
                                            ----------
BUSINESS SERVICES (0.0%)
 Avis Budget Group              77,780           1,038
                                            ----------

CHEMICALS (3.0%)
 Dow Chemical                  585,800          22,647
 Eastman Chemical              191,100          12,626
 EI Du Pont de Nemours         415,400          18,768
 Lubrizol                      239,700          12,610
 PPG Industries                189,600          12,531
                                            ----------
                                                79,182
                                            ----------
COMPUTERS & SERVICES (5.6%)
 Applied Materials             897,300          16,080

                                                 Value
                              Shares             (000)
------------------------------------------------------
COMPUTERS & SERVICES (CONTINUED)
 Computer Sciences *           394,500      $   16,695
 Hewlett-Packard               192,700           8,431
 International Business
    Machines                   489,400          52,532
 Seagate Technology          1,154,700          23,406
 Sun Microsystems *            838,600          14,675
 United Online                 344,600           3,849
 Western Digital *             455,900          12,059
                                            ----------
                                               147,727
                                            ----------
CONSUMER PRODUCTS (2.1%)
 Hasbro                        668,300          17,356
 Mattel                      1,460,900          30,693
 Polaris Industries            192,705           8,371
                                            ----------
                                                56,420
                                            ----------
DIVERSIFIED MANUFACTURING (0.5%)
 Teleflex                      184,300          10,896
 Tredegar                      149,400           2,071
                                            ----------
                                                12,967
                                            ----------
ELECTRICAL SERVICES (2.7%)
 Alliant Energy                369,700          13,642
 FirstEnergy                   303,900          21,644
 OGE Energy                    240,800           7,881
 Pinnacle West Capital         203,400           7,815
 Xcel Energy                   981,600          20,407
                                            ----------
                                                71,389
                                            ----------
FINANCIAL SERVICES (5.5%)
 Advance America Cash
    Advance Centers            622,300           5,569
 AmeriCredit *                 681,300           9,068
 Bear Stearns                   78,700           7,106
 CIT Group                     649,900          18,171
 Citigroup                   1,854,100          52,323
 Countrywide Credit Industry   103,400             720
 Discover Financial Services   148,150           2,593
 Freddie Mac                   153,700           4,671
 Goldman Sachs Group           102,500          20,579
 Lehman Brothers Holdings      150,800           9,677
 Morgan Stanley                296,300          14,646
                                            ----------
                                               145,123
                                            ----------
FOOD, BEVERAGE & TOBACCO (1.7%)
 Del Monte Foods             1,226,231          10,999
 Pepsi Bottling Group          559,900          19,513
 PepsiAmericas                  89,300           2,200
 Supervalu                     395,600          11,892
                                            ----------
                                                44,604
                                            ----------
GAS/NATURAL GAS (0.2%)
 Nicor                         143,000           5,863
                                            ----------

HOTELS & LODGING (0.1%)
 Wyndham Worldwide             155,560           3,665
                                            ----------

HOUSEHOLD PRODUCTS (0.4%)
 Valspar                       481,500           9,645
                                            ----------

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

                                                 Value
LSV VALUE EQUITY FUND         Shares             (000)
------------------------------------------------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.8%)
 Leggett & Platt               444,200      $    8,449
 Whirlpool                     148,051          12,600
                                            ----------
                                                21,049
                                            ----------
INSURANCE (11.7%)
 Allstate                      750,200          36,962
 American Financial Group      249,450           6,917
 American International Group  762,800          42,076
 Chubb                         613,500          31,773
 Cigna                         151,200           7,433
 Cincinnati Financial          269,700          10,394
 Genworth Financial, Cl A      567,200          13,806
 Hartford Financial Services
    Group                      192,300          15,532
 Lincoln National              195,031          10,602
 Loews                         214,800          10,029
 MBIA                          219,800           3,407
 MetLife                       201,400          11,877
 MGIC Investment               536,900           9,933
 Nationwide Financial
    Services, Cl A             227,500          10,049
 Old Republic International    355,300           5,305
 Prudential Financial          176,400          14,883
 Radian Group                  239,100           2,185
 Safeco                        636,471          33,968
 Stancorp Financial Group      136,200           6,702
 Travelers                     359,204          17,278
 XL Capital, Cl A              211,600           9,522
                                            ----------
                                               310,633
                                            ----------
LEASING & RENTING (0.3%)
 Ryder System                  165,100           8,595
                                            ----------

MACHINERY (4.4%)
 Black & Decker                278,192          20,180
 Caterpillar                   531,700          37,825
 Crane                         368,000          15,040
 Cummins                       252,000          12,167
 Parker Hannifin               427,200          28,883
 Stanley Works                  40,600           2,085
 Tecumseh Products, Cl A *      32,900             767
                                            ----------
                                               116,947
                                            ----------
MEASURING DEVICES (0.2%)
 MKS Instruments, Inc. *       261,078           4,856
                                            ----------

MOTORCYCLE MANUFACTURERS (1.0%)
 Harley-Davidson               623,800          25,314
                                            ----------

MULTIMEDIA (0.7%)
 Time Warner                 1,158,500          18,235
                                            ----------

OFFICE EQUIPMENT (0.3%)
 IKON Office Solutions         916,900           7,500
                                            ----------

PAPER & PAPER PRODUCTS (1.0%)
 International Paper           830,100          26,771
                                            ----------

                                                 Value
                              Shares             (000)
------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (15.9%)
 Anadarko Petroleum            251,600      $   14,741
 Chevron                     1,251,100         105,718
 ConocoPhillips                830,000          66,666
 Exxon Mobil                 1,449,400         125,228
 Marathon Oil                  954,400          44,714
 Occidental Petroleum          176,200          11,959
 Patterson-UTI Energy          346,600           6,786
 Sunoco                        316,800          19,705
 Tesoro                        223,000           8,708
 Valero Energy                 264,900          15,679
                                            ----------
                                               419,904
                                            ----------
PETROLEUM REFINING (1.2%)
 Devon Energy                  193,600          16,452
 Hess                          167,300          15,196
                                            ----------
                                                31,648
                                            ----------
PHARMACEUTICALS (5.8%)
 Eli Lilly                     259,210          13,355
 Forest Laboratories *         301,400          11,987
 King Pharmaceuticals *        947,600           9,940
 Pfizer                      4,417,200         103,318
 Wyeth                         346,500          13,791
                                            ----------
                                               152,391
                                            ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
 Eastman Kodak                 235,000           4,684
                                            ----------

PRINTING & PUBLISHING (1.2%)
 American Greetings, Cl A      310,900           6,380
 Belo, Cl A                    316,000           5,249
 Gannett                       234,500           8,677
 Idearc                         67,740           1,101
 Lexmark International,
    Cl A *                     299,400          10,841
                                            ----------
                                                32,248
                                            ----------
RAILROADS (0.4%)
 CSX                           193,500           9,381
                                            ----------

REINSURANCE (0.6%)
 Everest Re Group              161,700          16,443
                                            ----------

RETAIL (3.1%)
 Barnes & Noble                120,100           4,077
 Dillard's, Cl A               291,500           5,781
 Home Depot                    354,000          10,857
 JC Penney                     165,200           7,832
 Kroger                        749,000          19,062
 Wal-Mart Stores               652,900          33,220
                                            ----------
                                                80,829
                                            ----------
SECURITIES BROKERAGE/DEALERS (0.9%)
 Merrill Lynch & Company, Inc. 444,700          25,081
                                            ----------

SEMI-CONDUCTORS/INSTRUMENTS (0.6%)
 Sanmina-SCI *               1,588,500           2,494
 Vishay Intertechnology *      874,800           9,177
 Zoran *                       402,407           4,748
                                            ----------
                                                16,419
                                            ----------

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

                            Shares/Face          Value
LSV VALUE EQUITY FUND      Amount (000)          (000)
------------------------------------------------------
SPECIALTY CHEMICALS (0.6%)
 Sherwin-Williams              262,200      $   15,001
                                            ----------

STEEL & STEEL WORKS (3.0%)
 Alcoa                         646,500          21,399
 Nucor                         319,300          18,456
 Steel Dynamics                384,800          20,067
 United States Steel           195,300          19,942
                                            ----------
                                                79,864
                                            ----------
TELEPHONES & TELECOMMUNICATIONS (4.6%)
 AT&T                        1,617,687          62,265
 CenturyTel                    274,400          10,128
 Verizon Communications      1,258,200          48,868
                                            ----------
                                               121,261
                                            ----------
TRUCKING (0.5%)
 Arkansas Best                 189,700           5,841
 Con-way                       155,600           7,576
                                            ----------
                                                13,417
                                            ----------
TOTAL COMMON STOCK
    (Cost $2,631,497)                        2,636,895
                                            ----------

WARRANTS (0.0%)
 Washington Mutual (A)          25,900               3
                                            ----------

TOTAL WARRANTS
    (Cost $0)                                        3
                                            ----------

REPURCHASE AGREEMENT (0.3%)
  Morgan Stanley
    2.750%, dated 01/31/08, to
    be repurchased on 02/01/08,
    repurchase price $7,429,187
    (collateralized by a U.S.
    Treasury Bond, par value
    $4,424,610, 3.625%, 04/15/28,
    with total market value
    $7,577,229)                 $7,429           7,429
                                            ----------
TOTAL REPURCHASE AGREEMENT
    (Cost $7,429)                                7,429
                                            ----------
TOTAL INVESTMENTS  (100.0%)
 (Cost $2,638,926) +                        $2,644,327
                                            ==========

     PERCENTAGES ARE BASED ON NET ASSETS OF $2,645,415(000).
*    NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL   CLASS


+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,639,448(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $375,342(000) AND $(370,463) (000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.